Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 168	¥ (15,417)	¥ 8,028
Amortization of net actuarial loss	959	(15)	502
Prior service credit due to amendments	(34)	(88)	0
Amortization of prior service credit	(925)	(928)	(927)
Amortization of transition obligation	45	49	53
Plan curtailments and settlements	0	(92)	0
Total recognized in other comprehensive income (loss), pre-tax	213	(16,491)	7,656
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	8,585	7,881	(28,730)
Amortization of net actuarial loss	617	1,336	215
Prior service credit due to amendments	(1)	0	843
Amortization of prior service credit	(96)	(113)	(51)
Amortization of transition obligation	4	3	5
Foreign currency exchange rate change	930	307	1,065
Total recognized in other comprehensive income (loss), pre-tax	¥ 10,039	¥ 9,414	¥ (26,653)